RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
10.	RELATED PARTY TRANSACTIONS

a)

The Company’s related parties include its directors and officers who are the key management of the Company. The remuneration of directors and officers was as follows, subject to change of control provisions for officers:

	Year ended December 31,
(In thousands of U.S. Dollars)	2018	2017	2016
Salaries	$432	$431	$367
Directors' fees	36	36	36
Share-based compensation	53	88	85
	$521	$555	$488

As of December 31, 2018, $96,765 salaries to the Company’s executive officers and directors were outstanding and included in accounts payable and accrued liabilities. These amounts were paid on March 15, 2019.

b)

Manex Resource Group (“ Manex ”) is a private company owned by the Company’s Corporate Secretary Mr. Lawrence Page. Manex provided the Company for its Vancouver office space and general corporate services at a monthly rate of CAD $8,000 and CAD $5,000, respectively. Subsequent to the year end, the Company entered into an agreement with Manex at a monthly rate of CAD $7,500 for such services with reduced Vancouver office space. Either party can terminate the agreement at any time with a 60 -day written notice.

As of December 31, 2018, $31,962 (2017 – $nil) was due to Manex and included in the accounts payable and accrued liabilities.

c)

On June 13, 2018 and July 11, 2018, Mr. Thomas Patton, CEO of the Company, advanced a CAD $300,000 and CAD $100,000 loan to the Company to allow to meet its operating expense requirements. The loan is unsecured, bears an interest rate of 10% per annum and is due six months from the date of advance.

During 2018, the Company repaid $100,000 (CAD $130,000) to Mr. Patton. As of December 31, 2018, $210,462 or CAD $287,112 including interest remained outstanding. Subsequent to the year end, the principal and interest totaling CAD $292,134 was repaid.